Schedules of Investments ─ IQ MacKay Municipal Insured ETF

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds — 94.8%

Arizona — 1.4%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	$250,000	$274,505
5.000%, due 6/1/33	350,000	424,963
		699,468

Arkansas — 1.3%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	235,886
5.000%, due 11/1/35	350,000	409,220
		645,106

California — 20.5%
Alisal Union School District, General Obligation Bonds Series B Insured: AGC
1.510%, due 8/1/24(a)	600,000	556,560
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
2.390%, due 8/1/28(a)	540,000	436,158
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	300,130
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	642,836
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	743,922
City of Tulare CA Water Revenue, Revenue Bonds Insured: BAM
5.000%, due 12/1/30	165,000	206,516
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
1.950%, due 8/1/27(a)	335,000	286,723
Dixon Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 8/1/37	570,000	712,238
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	570,000	711,833
Hueneme Elementary School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/35	110,000	124,288
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
2.560%, due 8/1/31(a)	155,000	109,094
2.650%, due 8/1/33(a)	215,000	137,750
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
2.140%, due 8/1/29(a)	390,000	315,229
Palmdale Community Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: NATL
5.000%, due 9/1/34	570,000	686,001

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.430%, due 8/1/33(a)	$640,000	$437,414
Rialto Redevelopment Agency, Tax Allocation Series A Insured: BAM
4.000%, due 9/1/33	210,000	232,949
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.870%, due 7/1/24(a)	500,000	456,365
Sacramento City Unified School District, General Obligation Bonds Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	238,596
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
1.370%, due 10/1/23(a)	225,000	212,521
San Leandro Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/34	525,000	651,725
Santa Fe Springs Community Development Commission Successor Agency, Tax Allocation Series A Insured: NATL
1.410%, due 9/1/20(a)	275,000	270,826
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	415,000	458,762
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	365,000	373,037
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/40	570,000	629,719
		9,931,192

Colorado — 6.1%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	545,000	642,931
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	609,895
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	500,000	603,705
Rampart Range Metropolitan District No 1, Revenue Bonds Insured: AGM
5.000%, due 12/1/42	120,000	141,547
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	500,000	642,200
Series B
5.250%, due 12/1/33	150,000	189,387
5.250%, due 12/1/35	115,000	144,069
		2,973,734

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Connecticut — 3.7%
City of Hartford CT, General Obligation Bonds Insured: AGM Series A
4.000%, due 7/1/34	$25,000	$27,245
5.000%, due 7/1/24	20,000	23,410
5.000%, due 7/1/27	60,000	71,059
Series B 5.000%, due 10/1/23	15,000	17,239
Series C 5.000%, due 7/15/32	20,000	23,257
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	500,000	631,085
5.250%, due 9/1/30	300,000	375,768
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	605,185
		1,774,248

Georgia — 0.6%
Main Street Natural Gas, Inc., Revenue Bonds Series A
5.000%, due 5/15/21	250,000	264,600

Illinois — 13.6%
Adams County School District No 172, General Obligation Bonds Insured: BAM
4.000%, due 2/1/20	105,000	106,238
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	597,655
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	269,712
Cook County Community College District No 527 Morton, General Obligation Bonds Insured: BAM
4.000%, due 12/15/32	495,000	553,054
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	262,363
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	427,519
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	316,547
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	186,931
North Barrington Special Service Area No 19, Special Tax Insured: BAM
4.000%, due 2/1/36	435,000	474,885
Public Building Commission of Chicago, Revenue Bonds Insured: AMBAC
5.250%, due 3/1/32	500,000	609,610

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Regional Transportation Authority, Revenue Bonds Series A Insured: NATL
5.500%, due 7/1/22	$500,000	$559,060
State of Illinois, General Obligation Bonds Insured: NATL
6.000%, due 11/1/26	500,000	588,290
State of Illinois, Revenue Bonds Series C
4.000%, due 6/15/21	225,000	232,832
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	567,411
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	387,673
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	125,000	131,951
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	280,000	293,776
		6,565,507

Iowa — 1.5%
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/23	325,000	368,654
5.000%, due 5/1/24	290,000	338,627
		707,281

Kansas — 0.6%
Allen County Unified School District No 257, General Obligation Bonds Series A Insured: BAM
4.000%, due 9/1/32	270,000	306,868

Kentucky — 2.7%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	460,000	544,585
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
2.060%, due 11/1/25(b)	130,000	127,895
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	535,860
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	109,257
		1,317,597

Louisiana — 3.8%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	550,000	676,857
5.000%, due 12/1/32	125,000	153,263
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	660,000	782,232

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	$225,000	$228,501
		1,840,853

Maine — 1.2%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	183,137
5.000%, due 12/1/26	155,000	185,651
5.000%, due 12/1/27	170,000	206,294
		575,082

Massachusetts — 0.5%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
2.080%, due 5/1/37(b)	240,000	235,054

Michigan — 4.0%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,118,420
Dearborn School District, General Obligation Bonds Insured: BAM
5.000%, due 5/1/31	655,000	829,125
		1,947,545

Mississippi — 1.8%
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.000%, due 10/1/30	250,000	311,145
5.250%, due 10/1/38	460,000	564,719
		875,864

Nevada — 1.8%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/22	500,000	551,670
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/32	265,000	317,653
		869,323

New Jersey — 3.9%
City of Atlantic City NJ, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/42	240,000	258,317
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 8/1/19	240,000	240,000
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	331,176
New Jersey Economic Development Authority, Revenue Bonds Series K Insured: AMBAC
5.500%, due 12/15/19	600,000	608,814
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	255,000	306,360

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: NATL
5.500%, due 12/15/19	$150,000	$152,203
		1,896,870

New York — 2.4%
City of Long Beach NY, General Obligation Bonds Insured: BAM
5.000%, due 1/15/21	425,000	447,869
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	521,014
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	65,000	74,101
4.000%, due 2/15/27	55,000	63,397
4.000%, due 2/15/28	55,000	63,969
		1,170,350

North Carolina — 1.3%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	651,388

Ohio — 3.7%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	500,000	508,225
City of Toledo OH, General Obligation Bonds Insured: AGM
5.000%, due 12/1/19	370,000	374,618
Conotton Valley Union Local School District, Certificates of Participation Insured: MAC
4.000%, due 12/1/33	315,000	342,855
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	585,975
		1,811,673

Oregon — 1.0%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	483,716

Pennsylvania — 3.9%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	443,532
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	520,000	637,109
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/26	425,000	494,249
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.154%, due 7/1/27(b)	210,000	205,330

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	$100,000	$129,323
		1,909,543

Puerto Rico — 2.4%
Commonwealth of Puerto Rico, General Obligation Bonds Insured: AGM
5.250%, due 7/1/20	500,000	510,145
Series A
5.000%, due 7/1/35	480,000	499,766
Series A-4
5.250%, due 7/1/30	100,000	101,798
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,282
		1,136,991

Rhode Island — 1.7%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/36	660,000	800,422

South Carolina — 1.3%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/41	550,000	640,904

Texas — 4.3%
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B Insured: AMBAC
1.250%, due 9/1/19(a)	685,000	684,253
Crosby Municipal Utility District, General Obligation Bonds Insured: AGM
2.750%, due 8/15/19	275,000	275,146
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	446,400
Gulf Coast Water Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 8/15/19	150,000	150,207
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Insured: MAC
3.000%, due 9/1/21	180,000	185,436
3.000%, due 9/1/22	180,000	187,684
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	172,238
		2,101,364

Utah — 1.4%
Grand County School District Local Building Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/28	465,000	552,964

	Principal Amount	Value
Municipal Bonds (continued)

Utah (continued)
West Valley City Municipal Building Authority, Revenue Bonds Insured: AGM
5.000%, due 2/1/29	$100,000	$127,229
		680,193

Washington — 1.1%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
1.560%, due 2/1/22(a)	530,000	509,754

Wisconsin — 1.3%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	500,000	618,955
Total Municipal Bonds
(Cost $44,305,163)		45,941,445

	Shares
Short-Term Investment — 8.4%

Money Market Fund — 8.4%
Fidelity Investments Money Market Treasury Only Class I, 2.06%(c)
(Cost $4,069,541)	4,069,541	4,069,541
Total Investments — 103.2%
(Cost $48,374,704)		50,010,986
Other Assets and Liabilities, Net — (3.2)%		(1,542,251)
Net Assets — 100.0%		$48,468,735

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2019.
(c)	Reflects the 7-day yield at July 31, 2019.

1

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$45,941,445	$—	$45,941,445
Short-Term Investment:
Money Market Fund	4,069,541	—	—	4,069,541
Total Investments in Securities	$4,069,541	$45,941,445	$—	$50,010,986

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds — 100.7%

Alaska — 1.1%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	$500,000	$502,545

Arizona — 3.9%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 6/1/31	300,000	369,864
5.000%, due 6/1/32	325,000	396,965
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	598,200
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/37	300,000	353,055
		1,718,084

Arkansas — 1.1%
University of Central Arkansas, Revenue Bonds Insured: AGM
5.000%, due 11/1/34	400,000	469,008

California — 13.8%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
1.490%, due 8/1/23(a)	300,000	282,714
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	493,556
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	743,922
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	250,000	312,207
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
2.560%, due 8/1/31(a)	150,000	105,575
2.650%, due 8/1/33(a)	220,000	140,954
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	321,795
Murrieta Redevelopment Agency Successor Agency, Tax Allocation Series A
3.000%, due 8/1/19	200,000	200,000
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.430%, due 8/1/33(a)	640,000	437,414
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	500,000	601,395
Rocklin Unified School District, General Obligation Bonds Insured: NATL
1.400%, due 8/1/23(a)	135,000	127,678
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	640,713
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.870%, due 7/1/24(a)	495,000	451,801
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	568,070

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	$400,000	$408,808
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	286,323
		6,122,925

Colorado — 1.7%
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	500,000	603,705
Interlocken Metropolitan District, General Obligation Bonds Series A-1 Insured: AGM
5.000%, due 12/1/19	150,000	151,877
		755,582

Connecticut — 5.8%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	707,874
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	110,499
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	751,536
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	420,560
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	605,185
		2,595,654

Florida — 2.5%
City of Tallahassee FL Utility System Revenue, Revenue Bonds
5.000%, due 10/1/19	505,000	508,242
County of Broward FL Airport System Revenue, Revenue Bonds
5.000%, due 10/1/34	500,000	600,075
		1,108,317

Georgia — 1.5%
Appling County Development Authority, Revenue Bonds
1.430%, due 9/1/41(b)	200,000	200,000
Heard County Development Authority, Revenue Bonds
1.430%, due 9/1/29(b)	200,000	200,000
Main Street Natural Gas, Inc., Revenue Bonds Series A
5.000%, due 5/15/21	250,000	264,600
		664,600

Illinois — 15.5%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	230,000	275,706

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	$250,000	$262,363
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/20	250,000	256,915
Illinois Finance Authority, Revenue Bonds
5.000%, due 9/1/25	500,000	547,890
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	373,862
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	511,685
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	550,000	574,640
Series C
5.000%, due 11/1/29	750,000	842,303
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	400,000	444,220
5.000%, due 1/1/30	450,000	537,547
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	492,337
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	615,000	731,764
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	145,157
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	893,869
		6,890,258

Indiana — 1.1%
Indiana Finance Authority, Revenue Bonds
5.000%, due 2/1/30	400,000	507,548

Kentucky — 2.7%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	460,000	544,585
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	81,943
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	592,060
		1,218,588

Louisiana — 3.7%
City of Monroe LA Water Revenue, Revenue Bonds Insured: BAM
3.000%, due 11/1/19	310,000	311,392

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	$150,000	$184,597
5.000%, due 12/1/32	120,000	147,132
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	670,000	794,084
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	225,000	228,501
		1,665,706

Maine — 1.3%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	183,137
5.000%, due 12/1/26	160,000	191,640
5.000%, due 12/1/27	175,000	212,361
		587,138

Maryland — 1.2%
Montgomery County Housing Opportunities Commission, Revenue Bonds Series A
4.000%, due 7/1/49	500,000	550,980

Michigan — 2.7%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A
5.000%, due 7/1/28	400,000	507,108
Michigan Finance Authority, Revenue Bonds Series A
5.000%, due 2/15/34	235,000	292,450
Roscommon Area Public Schools, General Obligation Bonds Insured: AGM
4.000%, due 5/1/28	360,000	403,906
		1,203,464

Minnesota — 0.9%
Duluth Independent School District No 709, Certificates of Participation Series B
5.000%, due 2/1/23	350,000	391,310

Mississippi — 1.0%
State of Mississippi, Revenue Bonds Series A
5.000%, due 10/15/33	360,000	446,112

Montana — 1.0%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	435,086

Nebraska — 1.5%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)	600,000	675,366

Nevada — 3.2%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/22	800,000	882,672

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Nevada (continued)
Nevada Housing Division, Revenue Bonds Series B Insured: GNMA/FNMA/FHLMC
4.000%, due 10/1/49	$500,000	$553,145
		1,435,817

New Jersey — 8.6%
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 8/1/19	460,000	460,000
New Jersey Economic Development Authority, Revenue Bonds Series K Insured: AMBAC
5.500%, due 12/15/19	600,000	608,814
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	515,000	618,726
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series A
5.000%, due 7/1/20	500,000	517,725
New Jersey Turnpike Authority, Revenue Bonds Series D-1
2.261%, due 1/1/24(b)	1,000,000	1,010,070
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	587,305
		3,802,640

New Mexico — 1.2%
New Mexico Mortgage Finance Authority, Revenue Bonds Series D Insured: GNMA/FNMA/FHLMC
3.750%, due 1/1/50	500,000	546,300

New York — 3.0%
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	521,014
New York State Dormitory Authority, Revenue Bonds Series A
5.000%, due 3/15/32	625,000	795,188
		1,316,202

North Carolina — 1.5%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	651,389

Ohio — 0.5%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	200,000	203,290

Oklahoma — 2.3%
Canadian County Educational Facilities Authority, Revenue Bonds
4.000%, due 9/1/25	425,000	485,511
Oklahoma Housing Finance Agency, Revenue Bonds Series A Insured: GNMA/FNMA/FHLMC
4.000%, due 9/1/49	500,000	552,865
		1,038,376

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania — 4.4%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
2.840%, due 11/15/37(a)	$750,000	$416,940
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	333,913
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	250,000	306,303
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.154%, due 7/1/27(b)	205,000	200,441
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	550,000	692,329
		1,949,926

Puerto Rico — 1.3%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	489,355
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,173
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,282
		574,810

Rhode Island — 1.8%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	307,968
5.000%, due 6/15/35	400,000	486,884
		794,852

South Carolina — 0.3%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	117,815

Texas — 2.5%
Argyle Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/15/25	200,000	235,804
Lancaster Independent School District, General Obligation Bonds Insured: BAM
5.000%, due 2/15/26	250,000	295,792
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	567,370
		1,098,966

Utah — 2.7%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	609,655
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	599,012
		1,208,667

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Washington — 2.8%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	$535,000	$636,120
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	600,615
		1,236,735

Wisconsin — 0.6%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	230,000	284,719
Total Municipal Bonds
(Cost $43,406,442)		44,768,775
	Shares
Short-Term Investment — 3.3%

Money Market Fund — 3.3%
Fidelity Investments Money Market Treasury Only Class I, 2.06%(c)
(Cost $1,481,790)	1,481,790	1,481,790
Total Investments — 104.0%
(Cost $44,888,232)		46,250,565
Other Assets and Liabilities, Net — (4.0)%		(1,782,853)
Net Assets — 100.0%		$44,467,712

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2019.
(c)	Reflects the 7-day yield at July 31, 2019.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
XLCA	- XL Capital Assurance

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2019 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$44,768,775	$—	$44,768,775
Short-Term Investment:
Money Market Fund	1,481,790	—	—	1,481,790
Total Investments in Securities	$1,481,790	$44,768,775	$—	$46,250,565

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Ultra Short Duration ETF

July 31, 2019 (unaudited)

	Principal Amount	Value
Long-Term Bonds 83.9%

Commercial Asset-Backed Securities — 1.8%
Carlyle U.S. CLO Ltd., (Cayman Islands)
Series 2018-1A A1, 3.298%, due 4/20/31‡	$250,000	$247,500
Palmer Square CLO Ltd., (Cayman Islands)
Series 2014-1A A1R2, 3.433%, due 1/17/31‡	250,000	248,594

Total Commercial Asset-Backed Securities
(Cost $496,875)		496,094

Corporate Bonds — 77.7%

Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)
3.500%, due 10/1/20	92,000	93,095

Aerospace/Defense — 3.0%
BAE Systems Holdings, Inc., (United Kingdom)
2.850%, due 12/15/20‡	133,000	133,253
General Dynamics Corp.
2.875%, due 5/11/20	175,000	175,962
Northrop Grumman Corp.
2.080%, due 10/15/20	238,000	237,087
United Technologies Corp.
4.500%, due 4/15/20	266,000	269,810
		816,112

Auto Manufacturers — 7.0%
Daimler Finance North America LLC, (Germany)
3.350%, due 5/4/21‡	330,000	334,285
Ford Motor Credit Co. LLC
3.336%, due 3/18/21	530,000	531,940
General Motors Financial Co., Inc.
3.700%, due 11/24/20	260,000	263,050
Nissan Motor Acceptance Corp.
2.150%, due 7/13/20‡	211,000	210,171
PACCAR Financial Corp.
3.100%, due 5/10/21	260,000	263,359
Toyota Motor Credit Corp.
2.950%, due 4/13/21	311,000	314,734
		1,917,539

Banks — 22.7%
ABN AMRO Bank NV, (Netherlands)
2.450%, due 6/4/20‡	405,000	405,249
Bank of Montreal, (Canada)
3.311%, due 8/27/21	463,000	468,176
Citigroup, Inc.
3.456%, due 8/2/21	420,000	425,780
Credit Agricole SA, (France)
2.750%, due 6/10/20‡	250,000	250,854
Credit Suisse AG, (Switzerland)
4.375%, due 8/5/20	315,000	321,332
Goldman Sachs Group, Inc. (The)
4.291%, due 2/25/21	470,000	480,003
HSBC Holdings PLC, (United Kingdom)
3.120%, due 5/18/21	440,000	439,428
J.P. Morgan Chase Bank NA
2.543%, due 2/1/21	500,000	500,520
Lloyds Bank PLC, (United Kingdom)
6.375%, due 1/21/21	281,000	295,868

	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
Manufacturers & Traders Trust Co.
2.625%, due 1/25/21	$315,000	$316,703
Mizuho Financial Group, Inc., (Japan)
3.590%, due 9/13/21	420,000	425,230
Skandinaviska Enskilda Banken AB, (Sweden)
2.450%, due 5/27/20‡	250,000	250,090
Sumitomo Mitsui Financial Group, Inc., (Japan)
2.934%, due 3/9/21	214,000	215,689
SunTrust Bank
2.767%, due 10/26/21	470,000	470,634
Swedbank AB, (Sweden)
2.200%, due 3/4/20‡	205,000	204,297
U.S. Bank NA/Cincinnati OH
2.597%, due 2/4/21	500,000	500,611
Wells Fargo & Co.
2.550%, due 12/7/20	265,000	265,733
		6,236,197

Beverages — 2.0%
Anheuser-Busch InBev Worldwide, Inc., (Belgium)
6.875%, due 11/15/19	347,000	351,171
Keurig Dr Pepper, Inc.
3.551%, due 5/25/21	195,000	198,565
		549,736

Biotechnology — 0.9%
Celgene Corp.
2.875%, due 2/19/21	245,000	246,282

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.
3.000%, due 6/15/20	98,000	98,405

Chemicals — 2.2%
DuPont de Nemours, Inc.
3.766%, due 11/15/20	238,000	242,141
Nutrien Ltd., (Canada)
4.875%, due 3/30/20	168,000	170,474
Sherwin-Williams Co. (The)
2.250%, due 5/15/20	205,000	204,712
		617,327

Commercial Services — 0.4%
Total System Services, Inc.
3.800%, due 4/1/21	98,000	99,738

Diversified Financial Services — 2.5%
American Express Credit Corp.
Series F, 3.478%, due 9/14/20	285,000	286,565
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	420,000	418,304
		704,869

Electric — 4.4%
Berkshire Hathaway Energy Co.
2.400%, due 2/1/20	260,000	259,944
Electricite de France SA, (France)
2.350%, due 10/13/20‡	315,000	314,485
Eversource Energy
2.500%, due 3/15/21	161,000	161,269

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.000%, due 1/27/20	$392,000	$391,335
Sempra Energy
2.400%, due 3/15/20	98,000	97,854
		1,224,887

Environmental Control — 0.6%
Republic Services, Inc.
5.000%, due 3/1/20	168,000	170,349

Food — 1.3%
JM Smucker Co. (The)
2.500%, due 3/15/20	181,000	180,896
Kraft Heinz Foods Co.
2.800%, due 7/2/20	175,000	175,257
		356,153

Gas — 0.9%
Dominion Energy Gas Holdings LLC
2.800%, due 11/15/20	238,000	238,959

Healthcare-Products — 1.3%
Becton Dickinson and Co.
3.250%, due 11/12/20	112,000	112,902
Thermo Fisher Scientific, Inc.
4.700%, due 5/1/20	245,000	248,901
		361,803

Healthcare-Services — 0.4%
Laboratory Corp. of America Holdings
2.625%, due 2/1/20	98,000	98,079

Housewares — 1.0%
Newell Brands, Inc.
4.700%, due 8/15/20	264,000	269,425

Insurance — 3.7%
American International Group, Inc.
3.300%, due 3/1/21	197,000	199,524
Aon PLC
2.800%, due 3/15/21	168,000	168,710
Marsh & McLennan Cos., Inc.
4.800%, due 7/15/21	395,000	409,715
Metropolitan Life Global Funding I
1.950%, due 9/15/21‡	237,000	234,751
		1,012,700

Machinery-Construction & Mining — 1.0%
Caterpillar Financial Services Corp.
2.640%, due 3/15/21	266,000	266,174

Machinery-Diversified — 0.9%
John Deere Capital Corp.
2.050%, due 3/10/20	175,000	174,774
Rockwell Automation, Inc.
2.050%, due 3/1/20	92,000	91,743
		266,517

Media — 2.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 7/23/20	406,000	409,390
Discovery Communications LLC
2.800%, due 6/15/20	205,000	205,266

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
Sky Ltd., (United Kingdom)
2.625%, due 9/16/19‡	$200,000	$199,991
		814,647

Oil & Gas — 1.6%
Anadarko Petroleum Corp.
4.850%, due 3/15/21	175,000	180,557
BP Capital Markets PLC, (United Kingdom)
2.315%, due 2/13/20	260,000	259,931
		440,488

Oil & Gas Services — 1.0%
Schlumberger Oilfield UK PLC
4.200%, due 1/15/21‡	269,000	274,964

Pharmaceuticals — 3.2%
AbbVie, Inc.
2.300%, due 5/14/21	225,000	224,673
AstraZeneca PLC, (United Kingdom)
2.375%, due 11/16/20	205,000	204,911
CVS Health Corp.
2.800%, due 7/20/20	188,000	188,454
3.125%, due 3/9/20	260,000	260,891
		878,929

Pipelines — 1.5%
ONEOK Partners LP
3.800%, due 3/15/20	104,000	104,649
Phillips 66 Partners LP
2.646%, due 2/15/20	98,000	97,978
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, due 2/1/21	183,000	187,950
		390,577

REITS — 4.9%
AvalonBay Communities, Inc.
3.950%, due 1/15/21	252,000	256,571
Boston Properties LP
4.125%, due 5/15/21	168,000	172,651
ERP Operating LP
4.750%, due 7/15/20	238,000	241,706
Federal Realty Investment Trust
2.550%, due 1/15/21	277,000	277,517
Realty Income Corp.
5.750%, due 1/15/21	329,000	341,962
Weyerhaeuser Co.
4.700%, due 3/15/21	83,000	85,295
		1,375,702

Software — 0.7%
Fidelity National Information Services, Inc.
3.625%, due 10/15/20	92,000	93,150
Fiserv, Inc.
2.700%, due 6/1/20	98,000	98,181
		191,331

Telecommunications — 3.5%
AT&T, Inc.
2.800%, due 2/17/21	406,000	408,453
Telefonica Emisiones SA, (Spain)
5.134%, due 4/27/20	189,000	192,632
Verizon Communications, Inc.
4.600%, due 4/1/21	337,000	349,808
		950,893

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2019 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Transportation — 1.5%
FedEx Corp.
3.400%, due 1/14/22	$83,000	$84,966
Ryder System, Inc.
2.875%, due 9/1/20	168,000	168,674
Union Pacific Corp.
1.800%, due 2/1/20	155,000	154,505
		408,145
Total Corporate Bonds
(Cost $21,395,803)		21,370,022

United States Government Agency & Obligation — 2.3%

Sovereign — 2.3%
Federal Home Loan Banks
2.260%, due 10/4/22
(Cost $624,931)	625,000	624,316

United States Government Agency Mortgage-Backed Security — 2.1%

Sovereign — 2.1%
Federal Home Loan Mortgage Corporation
2.550%, due 6/20/22
(Cost $575,000)	575,000	575,316

Short-Term Investment — 86.6%

Commercial Papers — 4.6%

Automobiles Manufacturing — 2.2%
VW CREDIT, Inc.
0.000%, due 9/26/19	600,000	597,599
Integrated Oils — 2.4%
ENI FINANCE USA, Inc.
0.000%, due 10/16/19	650,000	646,515
Total Commercial Papers
(Cost $1,244,333)		1,244,114

	Shares
Money Market Fund — 82.0%

BlackRock Liquidity T-Fund, 2.25%(a)
(Cost $22,542,632)	22,542,632	22,542,632

Total Investments — 170.5%
(Cost $46,879,574)		46,852,494
Other Assets and Liabilities, Net — (70.5)%		(19,373,948)
Net Assets — 100.0%		$27,478,546

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	Reflects the 1-day yield at July 31, 2019.

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2019 (unaudited)

Open futures contracts outstanding at July 31, 2019:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2019	Unrealized Appreciation
U.S. 2 Year Note (CBT)	RBC Capital Markets	September 2019	(18)	$(3,862,658)	$(3,859,312)	$3,346

Cash posted as collateral to broker for futures contracts was $9,540 at July 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(b)
Commercial Asset-Backed Securities	$—	$496,094	$—	$496,094
Corporate Bonds	—	21,370,022	—	21,370,022
United States Government Agency & Obligation	—	624,316	—	624,316
United States Government Agency Mortgage-Backed Security	—	575,316	—	575,316
Short-Term Investment:
Commercial Papers	—	1,244,114	—	1,244,114
Money Market Fund	22,542,632	—	—	22,542,632
Total Investments in Securities	22,542,632	24,309,862	—	46,852,494
Other Financial Instruments:(c)
Futures Contracts	3,346	—	—	3,346
Total Investments in Securities and Other Financial Instruments	$22,545,978	$24,309,862	$—	$46,855,840

(b)	For a complete listing of investments and their industries, see the Schedules of Investments.
(c)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.  Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2019 is disclosed at the end of each Fund’s Schedule of Investments.